Charter arrangements (Details Text) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Shipping Revenues [Abstract]
Next month charter hire payment paid in advance	$ 0	$ 2,154	$ 3,575